Equity - Schedule of Net Income Attributable to Limited Partners (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended														6 Months Ended		12 Months Ended
	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 15, 2014	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution Made to Limited Partner [Line Items]
Declared distributions to Limited Partner						$ 0	$ 0													$ 0		$ 43,813
Assumed allocation of distributions in excess of earnings						(10,738)	(52,330)													(63,068)		(18,167)
Assumed allocation of net income to Limited Partners						$ (10,891)	$ (51,494)													$ (62,385)		$ 28,265
Earnings (loss) per limited partner unit - basic (usd per share)						$ (0.26)	$ (1.39)	$ 0.30	$ (0.49)	$ 0.31	$ 0.61	$ 0.85	$ 0.86	$ 0.77	$ 0.49	$ 0.63	$ 0.52	$ 0.53	$ 0.40	$ (1.57)	$ 0.92	$ 0.73	$ 3.09	$ 2.08
Earnings (loss) per limited partner unit - diluted (usd per share)						$ (0.26)	$ (1.39)			$ 0.31	$ 0.60									$ (1.57)	$ 0.91	$ 0.73	$ 3.00	$ 2.08
Blair Historical
Distribution Made to Limited Partner [Line Items]
Add back recast (income) losses attributable to Blair						$ (153)	$ 836													$ 683		$ 2,619
Common Units
Distribution Made to Limited Partner [Line Items]
Declared distributions to Limited Partner						0	0													0		42,502
Assumed allocation of distributions in excess of earnings						(10,738)	(52,330)													(63,068)		(18,167)
Assumed allocation of net income to Limited Partners						(10,891)	(51,494)													(62,385)		26,954
Common Units | Blair Historical
Distribution Made to Limited Partner [Line Items]
Add back recast (income) losses attributable to Blair						(153)	836													683		2,619
General Partner and IDRs
Distribution Made to Limited Partner [Line Items]
Distributions made to holders of incentive distribution rights	$ 0	$ 1,311	$ 1,311	$ 695	$ 168	0	0													0		1,311
Assumed allocation of distributions in excess of earnings						0	0													0		0
Assumed allocation of net income to General Partner and IDRs						$ 0	$ 0													$ 0		$ 1,311